Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary	Summary					Value of Initial
	Compensation	Compensation	Compensation	Compensation	Average	Average	Fixed $100
	Table Total	Table Total	Actually	Actually	Summary	Compensation	Investment
	for CEO	for CEO	Paid to	Paid to	Compensation	Actually	Based on
	Jagadeesh (Jag)	Robert	CEO Jagadeesh	CEO Robert D.	Table for Non-	Paid to Non-	the Total	Net Income
	A. Reddy	D. Kamphuis	(Jag) A. Reddy	Kamphuis	CEO NEOs(2)	CEO NEOs(2)	Shareholder	(in millions)
Fiscal Year	($)	($)	($)	($)	($)	($)	Return(3)	($)
2024	3,692,318	—	4,268,060	—	1,919,707	1,994,401	105.43	26.0
2023	2,956,326	—	2,820,325	—	1,799,020	1,878,498	96.71	7.8
2022 (1)	1,269,605	1,416,066	1,836,915	(1,346,967)	1,687,167	1,583,306	84.91	18.7
(1)	Robert D. Kamphuis retired as CEO effective September 30, 2022, and Jagadeesh A. Reddy was appointed CEO effective July 19, 2022.
(2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by fiscal year:

2024: Todd M. Butz and Ryan F. Raber

2023: Todd M. Butz, Ryan F. Raber and Randall P. Stille. Mr. Stille left our company effective November 3, 2023.

2022: Todd M. Butz and Ryan F. Raber

(3)	Total shareholder return is based on the value of an initial fixed investment of $100 in our common stock as of December 31, 2021.

Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	Fiscal 2024		Fiscal 2023		Fiscal 2022
	CEO Jagadeesh	Average Non-	CEO Jagadeesh	Average Non-	CEO Jagadeesh	CEO Robert D.	Average Non-
	(Jag) A. Reddy	CEO NEOs (1)	(Jag) A. Reddy	CEO NEOs (2)	(Jag) A. Reddy	Kamphuis	CEO NEOs (1)
Total compensation from summary compensation table	$3,692,318	$1,919,707	$2,956,326	$1,799,020	$1,269,605	$1,416,066	$1,687,167
Adjustments for equity awards
Adjustments for grant date values in the summary compensation table	(2,000,000)	(971,000)	(1,650,000)	(776,667)	(650,000)	—	(790,000)
Fair value of unvested awards granted in the current year	2,446,708	1,187,882	1,447,334	681,272	1,217,310	—	1,052,009
Change in year-end fair values for unvested awards granted in prior years	138,291	46,263	112,820	68,636	—	—	(39,888)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—
Change in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(9,257)	(188,451)	(46,155)	266,032	—	(1,521,442)	(325,982)
Forfeitures during current year equal to prior year-end fair value	—	—	—	(159,795)	—	(1,241,591)	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—
Total adjustments for equity awards	575,742	74,694	(136,001)	79,478	567,310	(2,763,033)	(103,861)
Compensation actually paid (as calculated)	$4,268,060	$1,994,401	$2,820,325	$1,878,498	$1,836,915	(1,346,967)	$1,583,306

Named Executive Officers, Footnote
(1)	Robert D. Kamphuis retired as CEO effective September 30, 2022, and Jagadeesh A. Reddy was appointed CEO effective July 19, 2022.
(2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by fiscal year:

2024: Todd M. Butz and Ryan F. Raber

2023: Todd M. Butz, Ryan F. Raber and Randall P. Stille. Mr. Stille left our company effective November 3, 2023.

2022: Todd M. Butz and Ryan F. Raber

Non-PEO NEO Average Total Compensation Amount	$ 1,919,707	$ 1,799,020	$ 1,687,167
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,994,401	1,878,498	1,583,306
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 105.43	96.71	84.91
Net Income (Loss)	$ 26,000,000	7,800,000	18,700,000
PEO Name	Jagadeesh A. Reddy
Jagadeesh (Jag) A. Reddy
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,692,318	2,956,326	1,269,605
PEO Actually Paid Compensation Amount	4,268,060	2,820,325	1,836,915
Robert D. Kamphuis
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,416,066
PEO Actually Paid Compensation Amount			(1,346,967)
PEO | Jagadeesh (Jag) A. Reddy | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	575,742	(136,001)	567,310
PEO | Jagadeesh (Jag) A. Reddy | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,000,000)	(1,650,000)	(650,000)
PEO | Jagadeesh (Jag) A. Reddy | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,446,708	1,447,334	1,217,310
PEO | Jagadeesh (Jag) A. Reddy | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,291	112,820
PEO | Jagadeesh (Jag) A. Reddy | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,257)	(46,155)
PEO | Robert D. Kamphuis | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,763,033)
PEO | Robert D. Kamphuis | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,521,442)
PEO | Robert D. Kamphuis | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,241,591)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,694	79,478	(103,861)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(971,000)	(776,667)	(790,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,187,882	681,272	1,052,009
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,263	68,636	(39,888)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (188,451)	266,032	$ (325,982)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (159,795)